Property, Plant and Equipment (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
				Assets	Right
	Mining	Mining	Processing	under	of use
	properties	equipment	equipment	construction	assets	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	31,774	16,887	6,160	5,071	1,646	61,538
Accumulated amortization	(20,198)	(11,267)	(5,036)	-	(219)	(36,720)
	11,576	5,620	1,124	5,071	1,427	24,818

Year ended December 31, 2020
Opening net book value	11,576	5,620	1,124	5,071	1,427	24,818
Additions	1,416	1,873	673	3,658	48	7,668
Reclassification	4,046	3,333	-	(7,325)	(54)	-
Depletion and amortization	(2,191)	(2,101)	(298)	-	(202)	(4,792)
Exchange differences (2)	(377)	164	(503)	(882)	(266)	(1,864)
Closing net book value	14,470	8,889	996	522	953	25,830

At December 31, 2020
Cost	36,400	21,576	6,075	522	1,640	66,213
Accumulated amortization	(21,930)	(12,687)	(5,079)	-	(687)	(40,383)
	14,470	8,889	996	522	953	25,830

Period ended March 31, 2021
Opening net book value	14,470	8,889	996	522	953	25,830
Additions (1)	867	33	49	512	13	1,474
Depletion and amortization	(1,048)	(684)	(49)	-	(61)	(1,842)
Exchange differences (2)	(448)	(275)	(32)	(17)	(8)	(780)
Closing net book value	13,841	7,963	964	1,017	897	24,682

At March 31, 2021
Cost	36,398	20,950	5,930	1,017	1,645	65,940
Accumulated amortization	(22,557)	(12,987)	(4,966)	-	(748)	(41,258)
	13,841	7,963	964	1,017	897	24,682

(1)	During the three months ended March 31, 2021, the Company incurred $512 in sustaining capital expenditures recorded as assets under construction (March 31, 2020: $2,105), primarily relating to ventilation and dewatering systems at the Platosa Mine. The associated assets will be reclassified to their appropriate asset class when commissioned.

(2)	Unrealized foreign exchange losses on translation of Mexican peso assets at the period-end exchange rate.